RS - Summary of cash-settled 2019 Restricted Stock Unit Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Unit Plans [Line Items]
Liabilities from share-based payment transactions	€ 2,000,000		€ 500,000
2019 Morph. US RSU [Member]
Restricted Stock Unit Plans [Line Items]
Performance criteria	81.00%
Liabilities from share-based payment transactions	€ 66,989
Expense from equity-settled share-based payment transactions	€ (419,712)	€ (383,159)	€ 600,445